Marketable Securities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Marketable Securities Details
Balance, begin of period	$ 719	$ 787
Held for trading securities received from:
Investment in held for trading securities	0	289
Disposition of held for trading securities at fair value	(518)	(154)
Change in fair value of marketable securities	(131)	(140)
Foreign currency translation adjustment	34	(63)
Balance, end of period	$ 104	$ 719